Average Annual Total Returns - Pioneer Bond VCT Portfolio	May 01, 2021
BloombergBarclaysUsAggregateBond [Member]
Average Annual Return:
1 Year	7.51%
5 Years	4.44%
10 Years	3.84%
Since Inception	6.28%
Inception Date	Jul. 21, 2087
Pioneer Bond VCT Portfolio: Class II
Average Annual Return:
1 Year	8.42%
5 Years	4.71%
10 Years	4.38%
Since Inception	5.30%
Inception Date	Nov. 09, 2007
Pioneer Bond VCT Portfolio: Class I
Average Annual Return:
1 Year	8.70%
5 Years	4.98%
10 Years	4.63%
Since Inception	6.08%
Inception Date	Jul. 21, 2087